Related Party Transactions	12 Months Ended
Mar. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 21 — RELATED PARTY TRANSACTIONS

Names of related parties and related party relationships :

Parties where control exists:

Lytus Technologies Private Limited - Wholly owned subsidiary

DDC CATV Network Private Limited – Subsidiary (Deconsolidated on April 1, 2021)

Global Health Sciences, Inc.

Key Management Personnel (KMP):

Dharmesh Pandya	Group CEO and Director
Ravi Gupta	Director (DDC Director which has been deconsolidated on April 1, 2021)
Nirlep Kumar	Director (DDC Director which has been deconsolidated on April 1, 2021)
Jagjit Singh Kohli	Director
Shreyas Shah	Group CFO and Director
Robert M. Damante	Independent Director
Gurdial Singh Khandpur	Independent Director (Resigned on June 14, 2022)
Dr. Sanjeiiv G. Chaudhary	Independent Director
Rajiv Kheror,	Independent Director (Appointed on July 27, 2022)
Pawan Singhal,	CFO of Lytus India
Jim Tuchi,	CEO of GHSI

Enterprise over which KMP has significant influences

Digicable Network (India) Limited	Till June 19, 2019
M/s MM Cable Network	Directors are partners in the firm (Deconsolidated on April 1, 2021)
M/s New City Line Cable Network	Directors are partners in the firm (Deconsolidated on April 1, 2021)
M/s Explore Cable Network	Director is partner in the firm (Deconsolidated on April 1, 2021)
M/s Alliance Cable Network	Director is partner in the firm (Deconsolidated on April 1, 2021)
M/s New Delhi Video Cable	Director is partner in the firm (Deconsolidated on April 1, 2021)
M/s SMC Infrastructure Pvt Ltd	Director is partner in the firm (Deconsolidated on April 1, 2021)
M/s Sunrisze Communications	Relative of a Partner is proprietor (Deconsolidated on April 1, 2021)

Relatives of KMP:
Rekha Gupta	Director sister (Deconsolidated on April 1, 2021)
Swaran Lata Gupta	Director mother (Deconsolidated on April 1, 2021)
Menakshi Saini	Director wife (Deconsolidated on April 1, 2021)
Bhawna Gupta	Director wife (Deconsolidated on April 1, 2021)

Transactions with relative parties:

Sr. No.	Particulars	KMP		Significant influence Entity			Relatives of KMP
Transactions made during the year:		March 31, 2022	March 31, 2021	March 31, 2022	March 31, 2021	March 31, 2022	March 31, 2021
		US$	US$	US$	US$	US$	US$
1	Loan taken	292,204	377,550	—	—	—	—
2	Loan repayment	(304,500)	(551,556)	—	—	—	—
3	Remuneration*	186,352	32,358	—	—	—	26,017
4	Rent paid	—	16,180	—	—	—	—
5	Business support services	—	—	—	12,134	—	—
6	Sale/ Outward Supply of Goods or Services or Capital Goods	—	—	—	96,163	—	—
Period end balances:
1	Borrowings	38,155	1,456,131	—	—	—	—
2	Other payables	—	265,410	—	—	—	—
3	Trade payables	115,072	—	—	—	—	—
4	Other current assets	214,458	—	—	—	—	—

Compensation and benefits to Key Management Personnel would commence upon confirmation by independent compensation committee. The compensation committee is expected to be held in October 2022.

*	The remuneration of CEO of GHSI is no longer payable.